Derivative Instruments and Hedging Activities - Schedule of Effects of Master Netting Agreements on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 1.2	$ 4.2
Gross Amount	2.4	4.6
Offset	0.8	1.3
Net Amount in Balance Sheet	$ 1.6	$ 3.3
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Foreign Exchange Forward [Member] | Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 1.2	$ 3.1
Offset	0.8	1.3
Net Amount in Balance Sheet	$ 0.4	$ 1.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current	Assets, Current
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 58.4	$ 73.2
Offset	13.0	7.1
Net Amount in Balance Sheet	$ 45.4	$ 66.1
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Current	Assets, Current
Gross Amount	$ 13.9	$ 8.0
Offset	13.0	7.1
Net Amount in Balance Sheet	$ 0.9	$ 0.9
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 17.2	$ 16.6
Offset	8.2	9.9
Net Amount in Balance Sheet	$ 9.0	$ 6.7
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Gross Amount	$ 11.0	$ 14.5
Offset	8.2	9.9
Net Amount in Balance Sheet	$ 2.8	$ 4.6
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent